SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	€ 105,330	€ 102,108
Depreciation and amortization	(315)	(98)
Operating expenses	(102,323)	(100,479)
Net financial results	4,883	958
NET INCOME/(LOSS) BEFORE TAX	1,876	(671)
Income tax benefit/(expense)	1,270	922
NET INCOME/(LOSS) FOR THE PERIOD	3,146	251
Attributable to equity holders of the Parent	(3,147)	(252)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	44,017	44,130
Personnel expenses	(1,216)	(1,222)
Depreciation and amortization	(69)	(49)
Other operating expenses	(35,373)	(33,962)
Operating expenses	(36,658)	(35,233)
OPERATING INCOME/(LOSS)	7,359	8,897
Finance income	744	1,028
Finance costs	(16)	(49)
Net financial results	728	979
NET INCOME/(LOSS) BEFORE TAX	8,086	9,876
Income tax benefit/(expense)	(691)	5
NET INCOME/(LOSS) FOR THE PERIOD	7,395	9,881
Attributable to equity holders of the Parent	7,395	9,881
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	53,837	49,187
Personnel expenses	(984)	(778)
Depreciation and amortization	(10)	(18)
Other operating expenses	(53,725)	(49,083)
Operating expenses	(54,719)	(49,879)
OPERATING INCOME/(LOSS)	(881)	(692)
Finance income	264	322
Finance costs	(1,166)	(1,325)
Net financial results	(902)	(1,003)
NET INCOME/(LOSS) BEFORE TAX	(1,783)	(1,694)
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE PERIOD	(1,783)	(1,694)
Attributable to equity holders of the Parent	(1,784)	(1,695)
Attributable to non-controlling interests	1	1
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	7,476	8,790
Personnel expenses	(507)	(666)
Depreciation and amortization	(2)	(4)
Other operating expenses	(7,498)	(10,781)
Operating expenses	(8,007)	(11,451)
OPERATING INCOME/(LOSS)	(531)	(2,660)
Finance income	255	1,395
Finance costs	(3,598)	3,175
Net financial results	(3,344)	4,571
NET INCOME/(LOSS) BEFORE TAX	(3,874)	1,910
Income tax benefit/(expense)	7	5
NET INCOME/(LOSS) FOR THE PERIOD	(3,867)	1,915
Attributable to equity holders of the Parent	(3,867)	1,915
Attributable to non-controlling interests
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	27,734	25,578
Personnel expenses	(5,984)	(6,770)
Depreciation and amortization	(233)	(27)
Other operating expenses	(24,457)	(22,697)
Operating expenses	(30,674)	(29,494)
OPERATING INCOME/(LOSS)	(2,940)	(3,916)
Finance income	1,244	(3,138)
Finance costs	(2,552)	(2,368)
Net financial results	(1,309)	(5,507)
NET INCOME/(LOSS) BEFORE TAX	(4,249)	(9,423)
Income tax benefit/(expense)	(586)	(932)
NET INCOME/(LOSS) FOR THE PERIOD	(4,835)	(10,355)
Attributable to equity holders of the Parent	(4,835)	(10,355)
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(27,734)	(25,577)
Personnel expenses
Depreciation and amortization
Other operating expenses	27,735	25,578
Operating expenses	27,735	25,578
OPERATING INCOME/(LOSS)	1
Finance income	(2,195)	(5,011)
Finance costs	2,138	5,013
Net financial results	(57)	2
NET INCOME/(LOSS) BEFORE TAX	(56)	2
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE PERIOD	(56)	2
Attributable to equity holders of the Parent	(56)	2
Attributable to non-controlling interests
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
Revenue	105,330	102,108
Personnel expenses	(8,691)	(9,436)
Depreciation and amortization	(315)	(98)
Other operating expenses	(93,317)	(90,945)
Operating expenses	(102,323)	(100,479)
OPERATING INCOME/(LOSS)	3,007	1,629
Finance income	311	(5,404)
Finance costs	(5,194)	4,446
Net financial results	(4,883)	(958)
NET INCOME/(LOSS) BEFORE TAX	(1,876)	671
Income tax benefit/(expense)	(1,270)	(922)
NET INCOME/(LOSS) FOR THE PERIOD	(3,146)	(251)
Attributable to equity holders of the Parent	(3,147)	(252)
Attributable to non-controlling interests	€ 1	€ 1